OPERATING SEGMENTS - Reconciliation of Profit and Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Interest and other financial charges	$ (1,477)	$ (1,790)	$ (1,988)
Debt extinguishment costs	(465)	(6,524)	(301)
Non-operating benefit income (cost)	409	(1,136)	(1,573)
Goodwill impairments	0	0	(877)
Benefit (provision) for income taxes	3	757	2,168
Preferred stock dividends	(289)	(237)	(474)
Earnings (loss) from continuing operations attributable to GE common shareholders	(1,100)	(5,058)	(6,584)
Earnings (loss) from discontinued operations attributable to GE common shareholders	1,151	(1,515)	11,814
Net earnings (loss) attributable to GE common shareholders	51	(6,573)	5,230
Operating segments
Segment Reporting Information [Line Items]
Gross Profit	3,751	2,812	788
Operating segments | Aerospace
Segment Reporting Information [Line Items]
Gross Profit	4,775	2,882	1,229
Operating segments | Renewable Energy
Segment Reporting Information [Line Items]
Gross Profit	(2,240)	(795)	(715)
Operating segments | Power
Segment Reporting Information [Line Items]
Gross Profit	1,217	726	274
Corporate
Segment Reporting Information [Line Items]
Gross Profit	(2,875)	1,158	(4,223)
Corporate | Energy Financial Services
Segment Reporting Information [Line Items]
Interest and other financial charges	(54)	(63)	(50)
Benefit (provision) for income taxes	213	162	154
Segment reconciling items
Segment Reporting Information [Line Items]
Interest and other financial charges	(1,423)	(1,727)	(1,938)
Debt extinguishment costs	(465)	(6,524)	(301)
Non-operating benefit income (cost)	409	(1,136)	(1,573)
Goodwill impairments	0	0	(877)
Benefit (provision) for income taxes	(210)	595	2,014
Preferred stock dividends	$ (289)	$ (237)	$ (474)